Fair Value of Acquired Time Charters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2024	Oct. 31, 2022
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 119,733	$ 265,173
Amortization of fair value of acquired charter	622,541	2,242,333	$ 409,538
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters					$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters		$ 265,173			$ 2,019,608
M/V Raphaela [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 119,733			$ 477,101